DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

1. Organization and Description of Business

Terrestrial Energy Inc. (the “Company” or “TEI”), a Company incorporated under the laws of the State of Delaware, is a developing Generation IV nuclear technology, as defined by the Generation IV International Forum. The Company is committed to delivering reliable, resilient, emission-free, and cost-competitive energy by developing and deploying its patented Integral Molten Salt Reactor (“IMSR”) for commercial operation.

Prior to April 5, 2024, the Company was incorporated under the Business Corporations Act of Ontario and was domiciled in Canada. On December 13, 2023 the Company entered into an agreement with Terrestrial Energy Delaware Inc. (“DelawareCo”) and Terrestrial Energy Canada (Exchange) Inc. (the “Arrangement Agreement”) pursuant to which TEI completed a corporate redomicile under the laws of the State of Delaware by way of a statutory plan of arrangement under Section 182 of the Business Corporations Act (Ontario) (the “Arrangement”) that provided for, among other things:

(a)	the issuance to holders of Class A Common Shares, at their election and subject to applicable eligibility criteria, for their Class A Common Shares of either: (i) shares of common stock of Terrestrial Energy Delaware Inc., par value $0.001 per share (the “DelawareCo Common Shares”), a corporation existing under the laws of the State of Delaware (“DelawareCo”), on a one-for-one basis; or (ii) common exchangeable shares in the capital of Terrestrial Energy Canada (Exchange) Inc. (the “Common Exchangeable Shares”), a corporation existing under the laws of the Province of Ontario (“ExchangeCo”) and a direct wholly-owned subsidiary of Terrestrial Energy Canada (Call) Inc., a corporation existing under the laws of the Province of Ontario and a direct, wholly-owned subsidiary of DelawareCo (“CallCo”), on a one-for-one basis;
(b)	the issuance to holders of Series 4 Preferred Shares, at their election and subject to applicable eligibility criteria, for their Series 4 Preferred Shares of either: (i) shares of Series A preferred stock in the capital of DelawareCo, par value $0.001 per share (the “DelawareCo Series A Preferred Shares”), on a one-for-one basis, or (ii) (A) Preferred Exchangeable Shares in the capital of ExchangeCo (the “Preferred Exchangeable Shares”, and together with the “Common Exchangeable Shares” the “Exchangeable Shares”), on a one-for-one basis;
(c)	the issuance to holders of Exchangeable Shares of voting shares in the Company proportionate to their beneficial ownership interest;
(d)	the entry by DelawareCo, CallCo and ExchangeCo into the Exchange and Support Agreement (the “Exchange and Support Agreement”);
(e)	the exchange of outstanding warrants issued by Terrestrial Energy (Ontario) Inc. (“TEON”) for warrants issued by TEI; and
(f)	the exchange of options exercisable for TEON securities for options exercisable for TEI securities.

The Arrangement became effective on April 5, 2024. Based on an assessment of the ownership and control of the Company both prior to and after the reorganization, the reorganization was accounted for as a transaction under common control. As a result, the assets and liabilities of the transferred entities were recognized at their carrying amounts at the date of transfer. In addition, the reorganization has been treated with retrospective application as of the beginning of the reporting period.

Merger Agreement

On March 26, 2025, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with HCM II Acquisition Corp., a Cayman Islands exempted company (which will transfer by way of continuation and domesticate as a Delaware corporation prior to the Closing (“HCM II”), and HCM II Merger Sub Inc., a Delaware corporation and a direct wholly owned subsidiary of HCM II (“Merger Sub”), pursuant to which, among other things and subject to the terms and conditions contained therein, Merger Sub will merge with and into the Company (the “Merger”), with the Company continuing as the surviving company. Under the terms of the Merger Agreement, the Company’s outstanding shares and convertible notes will be exchanged for shares in HCM II at an exchange ratio specified in the Business Combination Agreement. The closing of the Merger is subject to the receipt of the required approvals by the Company’s and HCM II’s shareholders and the fulfilment of other customary closing conditions set forth in the Business Combination Agreement. In connection with the closing of the Merger, HCM II will change its name to Terrestrial Energy Inc.

The Business Combination closed on Tuesday, October 28, 2025, subject to the satisfaction or waiver of all closing conditions, with trading commencing on the Nasdaq Stock Market LLC (“Nasdaq”) on Wednesday, October 29, 2025.

Upon closing of the transaction, the combined company became known as Terrestrial Energy Inc. and its securities were listed on Nasdaq under the symbols “IMSR” and “IMSRW”, respectively.

Liquidity and Going Concern

Historically, the Company’s primary sources of liquidity have been cash flows from private fundraising offerings from related parties or other investors and other financing activities to fund operations. For the nine months ended September 30, 2025 and 2024, the Company reported operating losses of $18.4 million and $8.1 million, respectively, and negative cash flows from operations of $10.8 million and $4.6 million, respectively. As of September 30, 2025, the Company had an aggregate unrestricted cash balance of $27.7 million, a net working capital of $21.0 million, and accumulated deficit of $118.4 million.

The Company commenced trading on Nasdaq on October 29, 2025, after completing its business combination with HCM II on October 28, 2025. Pursuant to the closing of the business combination, the company received in excess of $292 million in gross proceeds before expenses, which included a $50 million common stock private investment (“PIPE”) and approximately $242 million from HCM II’s trust account following redemptions of less than 1%. Based on the financing received subsequent to the balance sheet date, management believes that it has sufficient liquidity to support operations for at least the next twelve months following the date of issuance of the condensed consolidation financial statements. This projection is based on the Company’s current expectations regarding future sales, cost structure, cash burn rate and other operating assumptions. Accordingly, while the Company continues to face risks and uncertainties, management has determined that the plans in place to alleviate the conditions and events that previously raised substantial doubt about the Company’s ability to continue as a going concern, and therefore substantial doubt does not exist as of the issuance date.

These consolidated financial statements do not include any adjustments that might be necessary if the Company were unable to continue as a going concern.

1. Organization and Description of Business

Terrestrial Energy Inc. (the “Company” or “TEI”), a Company incorporated under the laws of the State of Delaware, is a developing Generation IV nuclear technology, as defined by the Generation IV International Forum. The Company is committed to delivering reliable, resilient, emission-free, and cost-competitive energy by developing and deploying its patented Integral Molten Salt Reactor (“IMSR”) for commercial operation.

Prior to April 5, 2024, the Company was incorporated under the Business Corporations Act of Ontario and was domiciled in Canada. On December 13, 2023 the Company entered into an agreement with Terrestrial Energy Delaware Inc. (“DelawareCo”) and Terrestrial Energy Canada (Exchange) Inc. (the “Arrangement Agreement”) pursuant to which TEI completed a corporate redomicile under the laws of the State of Delaware by way of a statutory plan of arrangement under Section 182 of the Business Corporations Act (Ontario) (the “Arrangement”) that provided for, among other things:

(a)

the issuance to holders of Class A Common Shares, at their election and subject to applicable eligibility criteria, for their Class A Common Shares of either: (i) shares of common stock of Terrestrial Energy Delaware Inc., par value $0.001 per share (the “DelawareCo Common Shares”), a corporation existing under the laws of the State of Delaware (“DelawareCo”), on a one-for-one basis; or (ii) common exchangeable shares in the capital of Terrestrial Energy Canada (Exchange) Inc. (the “Common Exchangeable Shares”), a corporation existing under the laws of the Province of Ontario (“ExchangeCo”) and a direct wholly-owned subsidiary of Terrestrial Energy Canada (Call) Inc., a corporation existing under the laws of the Province of Ontario and a direct, wholly-owned subsidiary of DelawareCo (“CallCo”), on a one-for-one basis;

(b)

the issuance to holders of Series 4 Preferred Shares, at their election and subject to applicable eligibility criteria, for their Series 4 Preferred Shares of either: (i) shares of Series A preferred stock in the capital of DelawareCo, par value $0.001 per share (the “DelawareCo Series A Preferred Shares”), on a one-for-one basis, or (ii) (A) Preferred Exchangeable Shares in the capital of ExchangeCo (the “Preferred Exchangeable Shares”, and together with the “Common Exchangeable Shares” the “Exchangeable Shares”), on a one-for-one basis;

(c)	the issuance to holders of Exchangeable Shares of voting shares in the Company proportionate to their beneficial ownership interest;
(d)	the entry by DelawareCo, CallCo and ExchangeCo into the Exchange and Support Agreement (the “Exchange and Support Agreement”);
(e)	the exchange of outstanding warrants issued by Terrestrial Energy (Ontario) Inc. (“TEON”) for warrants issued by TEI; and
(f)	the exchange of options exercisable for TEON securities for options exercisable for TEI securities.

The Arrangement became effective on April 5, 2024. Based on an assessment of the ownership and control of the Company both prior to and after the reorganization, the reorganization was accounted for as a transaction under common control. As a result, the assets and liabilities of the transferred entities were recognized at their carrying amounts at the date of transfer. In addition, the reorganization has been treated with retrospective application as of the beginning of the reporting period.

Liquidity and Going Concern

Historically, the Company’s primary sources of liquidity have been cash flows from private fundraising offerings from related parties or other investors and other financing activities to fund operations. For the years ended December 31, 2024 and 2023, the Company reported operating losses of $10.4 and $14.2 million, respectively, and negative cash flows from operations of $8.2 and 9.2 million, respectively. As of December 31, 2024, the Company had an aggregate unrestricted cash balance of $3.0 million, a net working capital of $2.2 million, and accumulated deficit of $96.6 million.

1. Organization and Description of Business (cont.)

The Company’s future capital requirements will depend on many factors, including the Company’s revenue growth rate, the timing and extent of spending to support further sales and marketing, and research and development efforts. In order to finance these opportunities, the Company will need to raise additional financing. While there can be no assurances, the Company intends to raise such capital through additional equity or debt fundraising activities. If additional financing is required from outside sources, the Company may not be able to raise it on terms acceptable to the Company or at all. If the Company is unable to raise additional capital when desired, the Company’s business, results of operations and financial condition would be materially and adversely affected.

As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern through twelve months from the date these consolidated financial statements are available to be issued. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

HCM II ACQUISITION CORP
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

HCM II Acquisition Corp. (the “Company”) is a blank check company incorporated as a Cayman Islands exempted corporation on April 4, 2024. The Company was incorporated for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar Business Combination with one or more businesses (the “Business Combination”).

The Company has a wholly owned subsidiary that was created on March 4, 2025, AKOM Merger Sub, Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”). The transactions contemplated by the Merger Agreement are intended to serve as the Company’s initial Business Combination. See Note 6 for further information.

On March 26, 2025, the Company entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time in accordance with its terms, the “Business Combination Agreement”) by and among the Company, Terrestrial Energy Inc., a Delaware corporation (“Terrestrial Energy”), and HCM II Merger Sub Inc., a Delaware corporation and a direct wholly owned subsidiary of Company (“Merger Sub”), pursuant to which, among other things and subject to the terms and conditions contained therein, Merger Sub will merge with and into Terrestrial Energy (the “Merger”), with Terrestrial Energy continuing as the surviving entity (the “Surviving Company”). The transactions contemplated by the Business Combination Agreement are referred to herein as the “Business Combination.” The combined company’s business will continue to operate through Terrestrial Energy and its subsidiaries.

Pursuant to the Business Combination Agreement, the aggregate consideration to be paid in the Merger in respect of each Terrestrial Energy Common Share and each Terrestrial Energy Series A Preferred Share that is issued and outstanding immediately prior to the Effective Time (as defined in the Business Combination Agreement), will be a number of shares of Domesticated Common Stock equal to the Exchange Ratio (the “Per Share Base Consideration”). The “Exchange Ratio” is equal to the number of shares of Domesticated Common Stock equal to the quotient of (i)(a) $925,000,000, divided by (b) the Redemption Price divided by (ii) the Terrestrial Energy Fully Diluted Capital (as defined in the Business Combination Agreement).

The Company has also entered into subscription agreements (collectively, the “PIPE Subscription Agreements”), each dated as of March 26, 2025, with certain investors (collectively, the “PIPE Investors”), pursuant to which, among other things, the Company has agreed to issue and sell, in private placements to close immediately prior to or substantially concurrently with the Closing, an aggregate of 5,000,000 shares of Domesticated Common Stock for a purchase price of $10.00 per share (the “PIPE Financing”). The PIPE Investors are permitted, under the PIPE Subscription Agreements, to satisfy their commitments thereunder if they hold shares of Domesticated Common Stock that qualify as Non-Redeemed Shares (as defined in the PIPE Subscription Agreements), subject to certain conditions and restrictions set forth in the PIPE Subscription Agreements (see Note 6 for details).

As of September 30, 2025, the Company had not commenced any operations. All activity for the period from April 4, 2024 (inception) through September 30, 2025 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on August 15, 2024. On August 19, 2024, the Company consummated the Initial Public Offering of 23,000,000 units (the “Units” and, with respect to the shares of Class A ordinary shares included in the Units being offered, the “Public Shares”), which includes the full exercise by the underwriter of its over-allotment option in the amount of 3,000,000 Units, at $10.00 per Unit, generating gross proceeds of $230,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of an aggregate of 6,850,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant, in a private placement to the Company’s sponsor, HCM Investor Holdings II, LLC (the “Sponsor”), and Cantor Fitzgerald & Co., the representative of the underwriter of the initial Public Offering, generating gross proceeds of $6,850,000, which is described in Note 4.

Transaction costs amounted to $15,396,014, consisting of $4,000,000 of cash underwriting fee, $10,720,000 of deferred underwriting fee (see additional discussion in Note 6), and $676,014 of other offering costs.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the Private Placement Warrants, although substantially all of the net proceeds are intended to be generally applied toward consummating a Business Combination (less deferred underwriting commissions).

The Company’s Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (as defined below) (excluding the amount of deferred underwriting discounts held and taxes payable on the income earned on the Trust Account) at the time of the signing an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.

Following the closing of the Initial Public Offering, on August 19, 2024, an amount of $231,150,000 ($10.05 per Unit) from the net proceeds of the sale of the Units and the sale of the Private Placement Warrants was placed in the trust account (the “Trust Account”), with Continental Stock Transfer & Trust Company acting as trustee and will be invested in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that the Company holds investments in the Trust Account, the Company may, at any time (based on management team’s ongoing assessment of all factors related to the potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in cash or in an interest bearing demand deposit account at a bank. Nevertheless, the Company may be considered to be operating as an investment company and if the Company is deemed as such compliance with additional regulatory burdens would require additional expenses for which the Company has not allotted funds and would severely hinder the Company’s ability to compete a business combination. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the proceeds from the Initial Public Offering and the sale of the Private Placement Warrants will not be released from the Trust Account until the earliest of (i) the completion of the Company’s initial Business Combination, (ii) the redemption of the Company’s public shares if the Company is unable to complete the initial Business Combination within 24 months from the closing of the Initial Public Offering or by such earlier liquidation date as the board of directors may approve (the “Completion Window”), subject to applicable law, or (iii) the redemption of the Company’s public shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association to (A) modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Company’s public shares if the Company has not consummated an initial Business Combination within the Completion Window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public shareholders.

The Company will provide the Company’s public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination either (i) in connection with a general meeting called to approve the initial Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public shareholders will be entitled to redeem their shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account (less taxes payable), divided by the number of then outstanding public shares, subject to the limitations. The amount in the Trust Account is initially anticipated to be $10.05 per public share.

The ordinary shares subject to redemption were recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.” In such case, if the Company seeks shareholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.

The Company will have only the duration of the Completion Window to complete the initial Business Combination. However, if the Company is unable to complete its initial Business Combination within the Completion Window, the Company will as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will constitute full and complete payment for the public shares and completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation or other distributions, if any), subject to the Company’s obligations under Cayman Islands law to provide for claims of creditors and subject to the other requirements of applicable law.

The Sponsor, officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their founder shares and public shares in connection with the completion of the initial Business Combination; (ii) waive their redemption rights with respect to their founder shares and public shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association; (iii) waive their rights to liquidating distributions from the Trust Account with respect to their founder shares if the Company fails to complete the initial Business Combination within the Completion Window, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the initial Business Combination within the Completion Window and to liquidating distributions from assets outside the Trust Account; and (iv) vote any founder shares held by them and any public shares purchased during or after the Initial Public Offering (including in open market and privately negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the Business Combination) in favor of the initial Business Combination.

The Company’s Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.05 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.05 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations.

Liquidity and Going Concern

As of September 30, 2025, the Company had $350,389 in its operating bank account and working capital deficit of $3,816,333.

Subsequent to the balance sheet date, on October 28, 2025, the Company completed its business combination with Terrestrial Energy Inc. (“Terrestrial Energy”), a developer of advanced nuclear power technology. In connection with the closing, HCM II Acquisition Corp. was renamed Terrestrial Energy Inc., and the combined company’s securities began trading on the Nasdaq Stock Market under the ticker symbols “IMSR” and “IMSRW” on October 29, 2025.

The transaction generated gross proceeds exceeding $292 million before expenses, including a previously placed $50 million PIPE investment and a negligible level of redemptions by public shareholders. The resulting cash proceeds substantially improve the

Company’s liquidity position and are expected to provide adequate funding for at least twelve months following issuance of these financial statements.

Accordingly, management believes that the completion of the Business Combination and the related financing transactions have alleviated the substantial doubt about the Company’s ability to continue as a going concern that existed as of September 30, 2025.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

HCM II Acquisition Corp. (the “Company”) is a blank check company incorporated as a Cayman Islands exempted corporation on April 4, 2024. The Company was incorporated for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar Business Combination with one or more businesses (the “Business Combination”). As of December 31, 2024, the Company has not selected any specific Business Combination target, and the Company has not, nor has anyone on its behalf, engaged in any substantive discussions, directly or indirectly, with any Business Combination target with respect to an initial Business Combination with the Company.

As of December 31, 2024, the Company had not commenced any operations. All activity for the period from April 4, 2024 (inception) through December 31, 2024 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on August 15, 2024. On August 19, 2024, the Company consummated the Initial Public Offering of 23,000,000 units (the “Units” and, with respect to the shares of Class A ordinary shares included in the Units being offered, the “Public Shares”), which includes the full exercise by the underwriters of their over-allotment option in the amount of 3,000,000 Units, at $10.00 per Unit, generating gross proceeds of $230,000,000, which is described in Note 4.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of an aggregate of 6,850,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, in a private placement to the Company’s sponsor, HCM Investor Holdings II, LLC (the “Sponsor”), and Cantor Fitzgerald & Co., the representative of the underwriters of the initial Public Offering, generating gross proceeds of $6,850,000, which is described in Note 5.

Transaction costs amounted to $15,396,014, consisting of $4,000,000 of cash underwriting fee, $10,720,000 of deferred underwriting fee (see additional discussion in Note 7), and $676,014 of other offering costs.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the Private Placement Warrants, although substantially all of the net proceeds are intended to be generally applied toward consummating a Business Combination (less deferred underwriting commissions).

The Company’s Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (as defined below) (excluding the amount of deferred underwriting discounts held and taxes payable on the income earned on the Trust Account) at the time of the signing an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (cont.)

Following the closing of the Initial Public Offering, on August 19, 2024, an amount of $231,150,000 ($10.05 per Unit) from the net proceeds of the sale of the Units and the sale of the Private Placement Warrants was placed in the trust account (the “Trust Account”), with Continental Stock Transfer & Trust Company acting as trustee and will be invested in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that the Company holds investments in the Trust Account, the Company may, at any time (based on management team’s ongoing assessment of all factors related to the potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in cash or in an interest bearing demand deposit account at a bank. Nevertheless, the Company may be considered to be operating as an investment company and if the Company is deemed as such compliance with additional regulatory burdens would require additional expenses for which the Company has not allotted funds and would severely hinder the Company’s ability to compete a business combination. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the proceeds from the Initial Public Offering and the sale of the Private Placement Warrants will not be released from the Trust Account until the earliest of (i) the completion of the Company’s initial Business Combination, (ii) the redemption of the Company’s public shares if the Company is unable to complete the initial Business Combination within 24 months from the closing of the Initial Public Offering or by such earlier liquidation date as the board of directors may approve (the “Completion Window”), subject to applicable law, or (iii) the redemption of the Company’s public shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association to (A) modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Company’s public shares if the Company has not consummated an initial Business Combination within the Completion Window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public shareholders.

The Company will provide the Company’s public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination either (i) in connection with a general meeting called to approve the initial Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public shareholders will be entitled to redeem their shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two (2) Business Days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account (less taxes payable), divided by the number of then outstanding public shares, subject to the limitations. The amount in the Trust Account is initially anticipated to be $10.05 per public share.

The ordinary shares subject to redemption were recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.” In such case, if the Company seeks shareholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (cont.)

The Company will have only the duration of the Completion Window to complete the initial Business Combination. However, if the Company is unable to complete its initial Business Combination within the Completion Window, the Company will as promptly as reasonably possible but not more than ten (10) Business Days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will constitute full and complete payment for the public shares and completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation or other distributions, if any), subject to the Company’s obligations under Cayman Islands law to provide for claims of creditors and subject to the other requirements of applicable law.

The Sponsor, officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their founder shares and public shares in connection with the completion of the initial Business Combination; (ii) waive their redemption rights with respect to their founder shares and public shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association; (iii) waive their rights to liquidating distributions from the Trust Account with respect to their founder shares if the Company fails to complete the initial Business Combination within the Completion Window, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the initial Business Combination within the Completion Window and to liquidating distributions from assets outside the trust account; and (iv) vote any founder shares held by them and any public shares purchased during or after the Initial Public Offering (including in open market and privately negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the Business Combination) in favor of the initial Business Combination.

The Company’s Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.05 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.05 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity obligations to the IPO’s underwriters for certain liabilities, including liabilities under the Securities Act. However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations.

Liquidity and Going Concern

As of December 31, 2024, the Company had $668,089 in its operating bank account and working capital of $361,543.

The Company initially has until August 19, 2026 to consummate the initial Business Combination (assuming no extensions). If the Company does not complete a Business Combination, the Company will trigger an automatic winding up, dissolution and liquidation pursuant to the terms of the Amended and Restated Memorandum and Articles of Association. Notwithstanding management’s belief that the Company would have sufficient funds to execute its business strategy, there is a possibility that business combination might not happen within the 24-month period from the date of the auditors’ report.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (cont.)

In connection with the Company’s assessment of going concern considerations in accordance with ASC 205-40, “Going Concern”, as of December 31, 2024, the Company may need to raise additional capital through loans or additional investments from its Sponsor, stockholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all.

Management plans to address this uncertainty through a Business Combination. If a Business Combination is not consummated by the end of the Combination Period, currently August 19, 2026, there will be mandatory liquidation and subsequent dissolution of the Company. Management has determined that the liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after the Combination Period. The Company intends to complete the initial Business Combination before the end of the Combination Period. However, there can be no assurance that the Company will be able to consummate any Business Combination by the end of the Combination Period.